Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	197,880	228,865	32,727
Allowance for credit losses	(45,867)	(59,254)	(8,473)

Total	152,013	169,611	24,254

The movements in the allowances for doubtful accounts and credit losses were as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the year	42,914	38,396	45,867	6,559
(Reversals)/Provisions	(4,518)	7,471	13,387	1,914

Balance at the end of the year	38,396	45,867	59,254	8,473

For the year ended December 31, 2025, the Group recorded a specific provision for credit losses of RMB9,467 for a customer, due to significant uncertainty in the recoverability of the related account receivable.